Equity Method Investment, Net (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024		Dec. 31, 2023	Dec. 31, 2022
Yunde [Member]
Equity Method Investment, Net [Line Items]
Impairment loss (in Yuan Renminbi)				¥ 62,623
Ownership Percentage	20.00%		20.00%
Ningbo Meishan Jiushi Investment Limited Partnership [Member]
Equity Method Investment, Net [Line Items]
Impairment loss (in Yuan Renminbi)	¥ 4,029		¥ 15,279
Ownership Percentage	10.00%		10.00%
Chunyu [Member]
Equity Method Investment, Net [Line Items]
Ownership Percentage	89.95%	[1]
Suzhou Tinghaozhu [Member]
Equity Method Investment, Net [Line Items]
Ownership Percentage	30.00%
Shanghai Nuancheng Network Technology Co., Ltd [Member]
Equity Method Investment, Net [Line Items]
Ownership Percentage	30.00%
Duoduo Robot [Member]
Equity Method Investment, Net [Line Items]
Ownership Percentage	32.00%
Duoduoyiji Duoduo Robot [Member]
Equity Method Investment, Net [Line Items]
Ownership Percentage	51.00%

[1]	The Group invested in Chunyu during the year ended December 31, 2024. The Group does not have controlling financial interests over the investee, but has ability to exercise significant influence over its financial and operating policies accounting for 89.95% of its total equity.